Related Party Transactions (Details) ر.س in Thousands, د.م. in Thousands, ¥ in Thousands				1 Months Ended							3 Months Ended	12 Months Ended
	Feb. 06, 2017 shares	Feb. 22, 2016 CNY (¥)	Dec. 16, 2015 USD ($)	Jan. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Feb. 28, 2017 shares	Dec. 31, 2016 USD ($) shares	Jun. 30, 2016	Dec. 31, 2013 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) loan	Dec. 31, 2017 SAR (ر.س) loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 27, 2017	Jan. 19, 2017 USD ($)	Jan. 19, 2017 MAD (د.م.)	Mar. 31, 2016 SAR (ر.س)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Noncontrolling interests								$ 32,182,000				$ 12,118,000		$ 32,182,000
Purchase of noncontrolling interest												917,000		613,000	$ 4,613,000
Payments to purchase noncontrolling interests												17,443,000		25,665,000	5,351,000
Payment of dividends to noncontrolling interests												19,371,000		1,505,000	20,472,000
Payments of deferred purchase price for acquisitions												$ (94,891,000)		$ (22,236,000)	(25,582,000)
Laureate Somed Education Holdings SA
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent												60.00%
Noncontrolling interest, noncontrolling owners, ownership percent								40.00%						40.00%
INTI Education Holdings Sdn Bhd
Related Party Transaction [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent												10.00%
Class A Common Stock | IPO
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	35,000,000
Series A Preferred Stock
Related Party Transaction [Line Items]
Preferred stock dividends declared and paid												$ 18,052,000
Affiliated Entity | INTI Education Holdings Sdn Bhd
Related Party Transaction [Line Items]
Payment of dividends to noncontrolling interests												77,000		$ 550,000	450,000
Affiliated Entity | Series A Preferred Stock | KKR And Snow Phipps
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								60,000
Preferred stock dividends declared and paid												3,644,000
Affiliated Entity | Series A-2 Preferred Stock | KKR And Snow Phipps
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								15,000
Majority Shareholder | Notes Payable | Wengen
Related Party Transaction [Line Items]
Note payable to related party			$ 11,000,000
Term of related party loan			3 years
Majority Shareholder | Notes Payable | London Interbank Offered Rate (LIBOR) | Wengen
Related Party Transaction [Line Items]
Basis spread on variable rate			4.25%
Floor interest rate			1.25%
Majority-Owned Subsidiary, Unconsolidated | Chilean Real Estate Subsidiary | UDLA Ecuador
Related Party Transaction [Line Items]
Payments of dividends												1,242,000		955,000	1,047,000
Transactions Between Laureate And Santa Fe University of Arts and Design (SFUAD) | Affiliated Entity | Santa Fe University of Arts and Design (SFUAD)
Related Party Transaction [Line Items]
Due to related party												1,250,000
Transaction Between Laureate and Sylvan Laureate Foundation | Affiliated Entity | Sylvan Laureate Foundation
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction											$ 2,000,000
Transaction Between Laureate And An Affiliate Of One Of The Wengen Investors | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction												2,768,000		185,000	700,000
Transaction Between Laureate And An Affiliate Of One Of The Wengen Investors | Affiliated Entity | Class A Common Stock | IPO
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							3,571,000
Related Party Notes Payable | Former Executive Officer
Related Party Transaction [Line Items]
Note payable to a former executive											$ 4,280,000
Note payable to related party																				$ 3,771,000
Transaction Between Laureate and I/O Data Centers, LLC (I/O) | Affiliated Entity | I/O Data Centers, LLC And Affiliates
Related Party Transaction [Line Items]
Costs incurred in transactions with related party												500,000		900,000	500,000
Consulting Services Associated With EiP Initiative | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction												0		0	196,000
Consulting And Market Research | Affiliated Entity
Related Party Transaction [Line Items]
Payments for services from related parties												0		0	158,000
Clinical Studies | Affiliated Entity
Related Party Transaction [Line Items]
Payments for services from related parties												639,000		617,000	497,000
Chilean Real Estate Transactions | Majority-Owned Subsidiary, Unconsolidated | UDLA Ecuador
Related Party Transaction [Line Items]
Noncontrolling interests								$ 22,000,000						22,000,000
Repurchase Of Chilean Non-controlling Interest | Majority-Owned Subsidiary, Unconsolidated
Related Party Transaction [Line Items]
Purchase of noncontrolling interest					$ 36,247,000
Payments to purchase noncontrolling interests					$ 6,085,000
Transactions Between Laureate and a VIE Formerly Consolidated | Majority-Owned Subsidiary, Unconsolidated
Related Party Transaction [Line Items]
Other revenues from transactions with related party												13,927,000		13,970,000	13,879,000
Transactions Between Laureate and a VIE Formerly Consolidated | Majority-Owned Subsidiary, Unconsolidated | UDLA Ecuador
Related Party Transaction [Line Items]
Due to related party								9,190,000						9,190,000
Due from related parties								3,273,000						3,273,000
Transactions between Laureate and Noncontrolling Interest Holder of Laureate Somed Education Holding SA | Affiliated Entity
Related Party Transaction [Line Items]
Due to related party								7,936,000				$ 8,953,000		7,936,000			$ 7,885,000	د.م. 74,262
Number of loans made by noncontrolling interest holders (loan) | loan												5	5
Related party loan, interest rate												4.50%	4.50%
Due to related parties, current												$ 3,016,000
Due to related parties, noncurrent												5,937,000
Transactions between China businesses and Noncontrolling Interest Holders of Hunan International Economics University | Affiliated Entity | Hunan International Economics University
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										$ 2,000,000
Noncontrolling equity interest pledged in agreement										30.00%
Encumbered real property, carrying value								12,000,000				12,000,000		12,000,000
Transactions between China businesses and Noncontrolling Interest Holders of Hunan International Economics University | Affiliated Entity | Hunan International Economics University | Pending Litigation
Related Party Transaction [Line Items]
Damages sought, noncontrolling interest, ownership by noncontrolling owners		22.80%
Amount awarded to other party in the auction		¥ 508,000										$ 77,000,000
Laureate-Obeikan Ltd | Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Ownership percentage in equity method investment												50.00%
Transactions Between Laureate and Laureate-Obeikan Ltd. | Corporate Joint Venture [Member] | Laureate-Obeikan Ltd
Related Party Transaction [Line Items]
Due to related party												$ 3,807,000							ر.س 14,279
Note payable to a former executive												1,600,000	ر.س 6,000
Due from related parties								2,245,000				0		2,245,000
Due to related parties, amounts written offs												645,000	ر.س 2,500
Transactions between Laureate and Noncontrolling Interest Holder of Monash South Africa (MSA) | Affiliated Entity
Related Party Transaction [Line Items]
Due to related party								$ 2,020,000				3,371,000		2,020,000
Related party loan, interest rate											10.50%
Payments of deferred purchase price for acquisitions											$ 943,000
University of St. Augustine for Health Sciences, LLC (St. Augustine) | Affiliated Entity
Related Party Transaction [Line Items]
Payments to purchase noncontrolling interests						$ 24,997,000						$ 0		$ 0	$ 3,952,000
Noncontrolling interest, noncontrolling owners, ownership percent															20.00%
Noncontrolling interest, noncontrolling owners, interest acquired									20.00%
HIEU; Hunan Lie Ying Mechanic School; Hunan Lie Ying Property Management Co., Ltd.; And Hunan International Economics University Vocational Skills Training Center | Hunan Lie Ying Industry Co., Ltd
Related Party Transaction [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent																100.00%
Hunan Lie Ying Industry Co., Ltd | LEI Lie Ying Limited
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent																70.00%
Subsequent Event | University of St. Augustine for Health Sciences, LLC (St. Augustine) | Affiliated Entity
Related Party Transaction [Line Items]
Payments to purchase noncontrolling interests				$ 370,000